Stockholders' Equity - Public Offering and Private Placement Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands						9 Months Ended		12 Months Ended
	Aug. 04, 2025	Aug. 01, 2025	Mar. 19, 2024	Mar. 15, 2024	Mar. 14, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Mar. 24, 2025	Mar. 19, 2025	Mar. 12, 2025	Mar. 11, 2025	Dec. 31, 2023
Class of Stock [Line Items]
Purchasable stock						4,806,776		2,368,072	2,379,508		2,379,508	23,796,200	1,979,413
Common stock issued						4,806,776		2,368,072					1,979,413
Proceeds from public offering and private placement transactions, net of transaction costs						$ 1,965	$ 1,902	$ 1,902
Placement Agent
Class of Stock [Line Items]
Shares issuable under warrants (in shares)	80,791									18,293
Warrants outstanding, exercise price (in dollars per share)	$ 1.1									$ 8.125
Warrant term		4 years 6 months								4 years 6 months
Warrants
Class of Stock [Line Items]
Purchasable stock			18,293
Warrants outstanding, exercise price (in dollars per share)			$ 8.13
Public Offering and Private Placement
Class of Stock [Line Items]
Common stock price		$ 1.1
Common stock issued					357,889
Shares issued		2,324,860		357,889
Proceeds from public offering and private placement transactions, net of transaction costs		$ 2,000		$ 1,900	$ 1,900
Public Offering
Class of Stock [Line Items]
Purchasable stock	2,181,818	2,181,818	328,427	328,427
Common stock price	$ 1.1		$ 6.5	$ 6.5
Net proceeds from the sale of shares	$ 1,800		$ 1,700
Public Offering | Chief Executive Officer
Class of Stock [Line Items]
Common stock issued	124,200		14,625
Public Offering | Director
Class of Stock [Line Items]
Common stock issued	91,800		14,625
Public Offering | Executive Vice President
Class of Stock [Line Items]
Common stock issued			3,250
Private Placement
Class of Stock [Line Items]
Common stock price		$ 1.38			$ 9.8
Net proceeds from the sale of private placement shares		$ 200			$ 300
Net proceeds from the sale of shares					$ 300
Private Placement | Agreements
Class of Stock [Line Items]
Common stock issued		143,042			29,462
Private Placement | Chief Executive Officer
Class of Stock [Line Items]
Common stock issued		82,159			13,258
Private Placement | Director
Class of Stock [Line Items]
Common stock issued		60,883			13,258
Private Placement | Executive Vice President
Class of Stock [Line Items]
Common stock issued			2,946		2,946